EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
EQUITY
Schedule of number of shares

	Number of subscribed, paid-in and voting shares
Series	2022	2021
A	473,289,301	473,289,301
B	473,281,303	473,281,303

Schedule of equity

	Paid-in and subscribed capital
Series	2022	2021
	ThCh$	ThCh$
A	135,379,504	135,379,504
B	135,358,070	135,358,070
Total	270,737,574	270,737,574

Schedule of dividends declared and paid

Approval-Payment		Dividend	Profits imputable	CLP	CLP
Periods		type	to dividends	Series A	Series B
02-25-2020	05-29-2020	Final	2019 Earnings	26.00	28.60
02-25-2020	08-28-2020	Additional	Accumulated Earnings	26.60	28.60
10-27-2020	11-24-2020	Interim	2020 Earnings	26.60	28.60
12-22-2020	01-29-2021	Interim	2020 Earnings	26.00	28.60
04-15-2021	05-28-2021	Final	2020 Earnings	26.00	28.60
04-15-2021	08-27-2021	Additional	2020 Earnings	26.00	28.60
09-28-2021	10-29-2021	Interim	2021 Earnings	29.00	31.90
12.21.2021	01.28.2022	Interim	2021 Earnings	29.00	31.90
04.13.2022	04.26.2022	Final	Accumulated Earnings	189.00	207.9
07.27.2022	08.26.2022	Interim	2022 Earnings	29.00	31.90
09.28.2022	10.28.2022	Interim	2022 Earnings	29.00	31.90
12.27.2022	01.27.2023	Interim	2022 Earnings	29.00	31.90

Schedule of other reserves

Concept	12.31.2022	12.31.2021	12.31.2020
	ThCh$	ThCh$	ThCh$
Polar acquisition	421,701,520	421,701,520	421,701,520
Foreign currency translation reserves	(495,483,366)	(441,580,088)	(517,496,486)
Cash flow hedge reserve	(62,344,501)	50,603,698	(24,719,533)
Reserve for employee benefit actuarial gains or losses	(7,776,316)	(4,885,926)	(4,663,193)
Legal and statutory reserves	5,435,538	5,435,538	5,435,538
Other	6,014,568	6,014,568	6,014,568
Total	(132,452,557)	37,289,310	(113,727,586)

Schedule of foreign currency translation reserves

Description	12.31.2022	12.31.2021	12.31.2020
	ThCh$	ThCh$	ThCh$
Brazil	(140,762,397)	(167,447,389)	(203,657,392)
Argentina	(360,988,849)	(294,696,228)	(291,332,402)
Paraguay	6,267,880	20,563,529	(22,506,692)
Total	(495,483,366)	(441,580,088)	(517,496,486)

Schedule of movement in foreign currency translation reserves

Description	12.31.2022	12.31.2021	12.31.2020
	ThCh$	ThCh$	ThCh$
Brazil	26,684,992	36,210,003	(104,863,274)
Argentina	(66,292,621)	(3,363,826)	(44,916,480)
Paraguay	(14,295,649)	43,070,221	(28,640,392)
Total	(53,903,278)	75,916,398	(178,420,146)

Schedule of consolidated statements of comprehensive income

	Gross
Balance as of 2022	Balance	Tax	Net Balance
Cash Flow for hedge (1)	(155.206.655)	42.276.806	(112.929.849)
Exchange rate translation differences (1)	(78.009.918)	23.777.899	(54.232.019)
Benefit related to defined benefit plans	(3.960.084)	1.069.223	(2.890.861)
Total Comprehensive income as of December 31, 2022	(237.176.657)	67.123.928	(170.052.729)

	Gross
Balance as of 2021	Balance	Tax	Net Balance
Cash Flow for hedge (1)	104,232,055	(28,944,992)	75,287,063
Exchange rate translation differences (1)	98,973,862	(22,103,267)	76,870,595
Benefit related to defined benefit plans	(357,840)	96,617	(261,223)
Total Comprehensive income as of December 31, 2021	202,848,077	(50,951,642)	151,896,435

	Gross
Balance as of 2020	Balance	Tax	Net Balance
Cash Flow for hedge (1)	(12,203,755)	2,334,037	(9.869.718)
Exchange rate translation differences (1)	(264,119,093)	84,571,922	(179.547.171)
Benefit related to defined benefit plans	(3,146,362)	849,518	(2.296.844)
Total Comprehensive income as of December 31, 2020	(279.469.210)	87.755.477	(191.713.733)

(1)These concepts will be reclassified to the statements of income when it is settled.

Schedule of movement in comprehensive income

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2022:	Hedge	Differences	benefit plans
	M$	M$	M$
Increase (decrease)	(155,007,121)	(78,009,918)	(3,617,931)
Deferred taxes	43,070,637	23,777,899	976,841
Reclassification to the result by function	(993,365)	—	(249,771)
Total Changes in Equity	(112,929,849)	(54,232,019)	(2,890,861)
Majority Equity holders	(112,948,199)	(53,903,278)	(2,890,390)
Non-Controlling interests	18,350	(328,741)	(471)
Total Changes in equity as of December 31, 2022	(112,929,849)	(54,232,019)	(2,890,861)

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2021:	Hedge	Differences	benefit plans
	M$	M$	M$
Increase (decrease)	102,529,128	98,973,862	3,026,996
Deferred taxes	(28,469,748)	(22,103,267)	(817,289)
Reclassification to the result by function	1,227,683	—	(2,470,930)
Total Changes in Equity	75,287,063	76,870,595	(261,223)
Majority Equity holders	75,323,231	75,916,398	(222,733)
Non-Controlling interests	(36,168)	954,197	(38,490)
Total Changes in equity as of December 31, 2021	75,287,063	76,870,595	(261,223)

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2020:	Hedge	Differences	benefit plans
	M$	M$	M$
Increase (decrease)	(11,029,171)	(264,119,093)	(3,338,354)
Deferred taxes	2,029,363	84,571,923	901,356
Reclassification to the result by function	(869,910)	—	140,153
Total Changes in Equity	(9,869,718)	(179,547,170)	(2,296,845)
Major Equity holders	(9,686,850)	(178,420,146)	(2,432,441)
Non-Controlling interests	(868)	(1,127,024)	135,596
Total Changes in equity as of December 31, 2020	(9,869,718)	(179,547,170)	(2,296,845)

Schedule of non-controlling interests

	Non-controlling Interests
	Ownership %			Shareholders’ Equity			Income
				December	December	December	December	December	December
Details	2022	2021	2020	2022	2021	2020	2022	2021	2020
				ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Embotelladora del Atlántico S.A.	0.0171	0.0171	0.0171	36,451	33,794	23,662	6,410	3,463	2,312
Andina Empaques Argentina S.A.	0.0209	0.0209	0.0209	4,346	3,761	2,349	(5)	326	244
Paraguay Refrescos S.A.	2.1697	2.1697	2.1697	6,177,360	6,331,726	5,037,332	988,416	885,010	791,576
Vital S.A.	35.0000	35.0000	35.0000	8,848,927	8,056,551	8,176,999	923,228	499,923	285,269
Vital Aguas S.A.	33.5000	33.5000	33.5000	2,216,115	2,041,837	1,912,023	198,195	130,522	109,110
Envases Central S.A.	40.7300	40.7300	40.7300	6,669,936	5,738,008	5,227,112	999,807	750,192	(70,996)
Re-Ciclar S.A.*	60.0000	40.0000	—	4,189,373	3,064,078	—	(154,706)	64,082	—
Total				28,142,508	25,269,755	20,379,477	2,961,345	2,333,518	1,117,515

(*) Re-Ciclar is a company incorporated in September 2021 whose purpose is to produce recycled resin for the Coca-Cola system and third parties.

Schedule of subsidiaries financial information

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	VJ	Vital Aguas	Envases	Re-Ciclar
December 31,2022	S.A.	S.A.	S.A.	S.A	S.A.	Central S.A.	S.A.
Total current assets	132,214,927	16,481,794	72,297,644	27,190,771	7,326,742	22,918,372	14,595,558
Total non-current assets	243,866,619	11,897,459	269,314,097	19,346,711	5,516,881	22,057,335	5,626,492
Total current liabilities	138,653,369	6,679,478	40,454,954	20,026,609	6,073,685	21,712,326	382,408
Total non-current liabilities	23,668,595	915,427	16,451,513	1,228,226	154,669	6,887,495	9,366,211
Net sales	664,003,032	37,915,166	212,339,131	85,067,864	22,026,721	100,227,739	—
Net Income	37,589,788	(25,095)	45,554,603	2,637,795	591,626	2,454,710	(386,764)

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	VJ	Vital Aguas	Envases	Re-Ciclar
December 31,2021	S.A.	S.A.	S.A.	S.A	S.A.	Central S.A.	S.A.
Total current assets	107,589,399	13,197,912	64,121,536	25,441,586	5,575,990	17,976,170	4,135,677
Total non-current assets	209,051,488	11,865,984	279,148,198	16,832,859	5,789,335	20,945,892	3,560,269
Total current liabilities	98,942,717	6,210,788	34,207,817	17,498,997	4,934,841	20,091,524	35,751
Total non-current liabilities	19,520,634	868,253	17,242,154	1,756,730	335,449	4,742,707	—
Net sales	517,466,510	30,750,914	169,216,180	64,513,412	16,005,176	77,475,816	—
Net Income	20,307,709	1,558,476	40,788,801	1,428,350	389,619	1,841,867	160,195

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	VJ	Vital Aguas	Envases
December 31,2020	S.A.	S.A.	S.A.	S.A	S.A.	Central S.A.
Total current assets	65,077,621	6,212,726	44,658,550	21,175,722	3,798,228	15,600,566
Total non-current assets	140,891,069	8,247,288	226,241,150	14,306,662	7,297,306	18,205,899
Total current liabilities	56,982,545	2,733,092	24,337,015	11,812,384	3,897,100	13,908,411
Total non-current liabilities	10,226,241	491,364	14,399,594	307,146	1,490,904	7,064,568
Net sales	309,936,060	15,148,572	157,152,584	42,955,659	12,929,160	62,267,424
Net Income	13,386,097	1,168,507	36,482,572	815,053	325,700	(174,313)